CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows activities:
Net loss	$ (2,125)	$ (1,914)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation	193	163
Stock-based compensation	971	677
Amortization of intangible assets	1,285	591
Accretion of payment obligation	130	341
Change in liabilities presented at fair value and other long-term liabilities	40	(251)
Change in operating assets and liabilities:
Accrued severance pay, net	163	174
Trade receivables	1,390	127
Other accounts receivable and prepaid expenses	(972)	(50)
Other assets	(12)	(12)
Trade payables	355	(102)
Deferred revenues	2,225	1,486
Employees and payroll accruals	421	349
Accrued expenses and other liabilities	(339)	$ (145)
Tax benefit related to exercise of stock options	(60)
Change in deferred taxes, net	195	$ (165)
Net cash provided by operating activities	3,860	1,269
Cash flows from investing activities:
Purchase of property and equipment	(283)	$ (314)
Acquisition of company, net of cash acquired	(10,402)
Net cash used in investing activities	(10,685)	$ (314)
Cash flows from financing activities:
Proceeds from exercise of stock options, warrants and rights	696	$ 695
Tax benefit related to exercise of stock options	60
Payment of contingent consideration	(2,054)
Net cash provided by (used in) financing activities	(1,298)	$ 695
Foreign currency translation adjustments on cash and cash equivalents	2	(12)
Increase (decrease) in cash and cash equivalents	(8,121)	1,638
Cash and cash equivalents at the beginning of the period	18,959	16,481
Cash and cash equivalents at the end of the period	10,838	18,119
Cash paid during the year for:
Cash paid during the period for taxes	1,028	$ 382
Supplemental disclosure of non-cash investing activity:
Issuance of shares related to acquisition	$ 6,599